UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03964

Dreyfus Government Cash Management Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	10/31/18

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Repurchase Agreements - 52.5%	Purchase (%)	Amount($)	Value($)
ABN AMRO Bank	2.19	215,000,000	215,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $215,013,079 (fully
collateralized $221,970,454 U.S.
Treasuries (including strips), 0%-
3.13%, due 11/30/18-8/15/44, value
$219,300,025)
ABN AMRO Bank	2.20	700,000,000	700,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $700,042,778 (fully
collateralized $3,408,591,721 Agency
Mortgage-Backed Securities, Interest
Only, due 2/15/38-8/20/48, value
$634,575,405 and $83,706,233 U.S.
Treasuries, 0.13%-1.75%, due
1/31/19-3/31/23, value $79,424,682)
Bank of Nova Scotia (New York)	2.20	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $300,018,333 (fully
collateralized $616,539,638 Agency
Mortgage-Backed Securities, Interest
Only, due 5/1/21-8/1/48, value
$295,503,028 and $11,032,800 U.S.
Treasuries (including strips), 3%, due
5/15/45, value $10,496,972)
Bank of Nova Scotia/NY	2.19	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $300,018,250 (fully
collateralized $306,962,677 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/1/18-2/15/47, value
$306,000,012)
CIBC (NEW YORK)	2.21	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $500,030,694 (fully
collateralized $610,622,988 Agency
Mortgage-Backed Securities, Interest
Only, due 6/1/44-8/1/48, value
$510,000,000)
Citigroup Global Markets Holdings Inc.	2.21	250,000,000	250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $250,015,347 (fully
collateralized $5,009,215,712 Agency
Debentures and Agency Strips, Interest
Only, due 6/1/31-2/1/47, value
$114,945,888 and $187,588,359
Agency Mortgage-Backed Securities,
Interest Only, due 8/1/28-10/1/47,
value $140,054,112)
Credit Agricole CIB	2.19	872,000,000	872,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $872,053,047 (fully
collateralized $895,671,687 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/8/18-8/15/48, value
$889,440,002)
Credit Agricole CIB	2.20	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $500,030,556 (fully
collateralized $610,622,988 Agency
Mortgage-Backed Securities, Interest
Only, due 6/1/44-8/1/48, value
$510,000,001)
Credit Agricole CIB	2.21	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $300,018,417 (fully
collateralized $282,999,200 U.S.
Treasuries, 2.25%-3%, due 9/30/25-
2/15/27, value $270,175,322)
Daiwa Capital Markets America Inc.	2.21	1,000,000,000	1,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $1,000,061,389 (fully
collateralized $20,320 Agency
Collateralized Mortgage Obligations,
Interest Only, due 7/25/23, value $24,
$41,788,000 Agency Debentures,
2.93%-3.75%, due 3/27/19-10/29/21,
value $41,797,264, $281,792,054
Agency Mortgage-Backed Securities,
Interest Only, due 10/1/33-10/20/48,
value $205,073,397 and $774,476,600
U. S. Treasuries (including strips), 0%-
2.35%, due 10/10/19-11/30/23, value
$773,129,377)
Deutsche Bank	2.20	1,350,000,000	1,350,000,000

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $1,350,082,500 (fully
collateralized $1,677,716,705 U.S.
Treasuries (including strips), 0%-
8.13%, due 1/15/19-5/15/47, value
$1,377,000,009)
Federal Reserve Bank of New York	2.00	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $500,027,778 (fully
collateralized $538,154,700 U.S.
Treasuries, 1.50%-2.50%, due
5/15/24-8/15/26, value
$500,027,860)
Fixed Income Clearing Corp. – SSB	2.21	300,000,000	300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $300,018,417 (fully
collateralized $321,000,000 U.S.
Treasuries (including strips), 0%, due
5/15/45, value $306,000,792)
HSBC Securities USA Inc.	2.19	900,000,000	900,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/26/18, due
11/2/18 in the amount of
$900,383,250 (fully collateralized
$1,059,523,3147 U.S. Treasuries
(including strips), 0%-3%, due
4/11/19-8/15/47, value
$918,000,003)
HSBC Securities (USA)	2.20	750,000,000	750,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/31/18, due
11/1/18 in the amount of
$750,045,833 (fully collateralized
$1,344,904,471 Agency Mortgage-
Backed Securities, Interest Only, due
5/20/40-10/20/48, value
$765,000,000)
J.P. Morgan Securities LLC	2.19	250,000,000	250,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/31/18, due
11/1/18 in the amount of
$250,015,208 (fully collateralized
$257,069,500 U.S. Treasuries
(including strips), 0%-2.25%, due
12/31/18-7/31/22, value
$255,000,036)
J.P. Morgan Securities LLC	2.21	250,000,000	250,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 10/31/18, due
11/1/18 in the amount of
$250,015,347 (fully collateralized
$235,316,000 Agency Debentures and
Agency Strips, 0%-3.25%, due
6/20/19-9/8/28, value $235,390,799
and $19,531,000 Agency Mortgage-
Backed Securities, 1.35%, due 2/3/21,
value $19,615,344)
Merrill Lynch Pierce Fenner & Smith
Inc.	2.22	850,000,000		850,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $850,052,417 (fully
collateralized $2,024,661,319 Agency
Collateralized Mortgage Obligations,
Interest Only, due 11/15/29-9/20/67,
value $918,000,000)
Merrill Lynch Pierce Fenner Evergreen
Repo	2.23	875,000,000	[a]	875,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 2/4/19 in the
amount of $875,000,000 (fully
collateralized $14,771,075,465 Agency
Collateralized Mortgage Obligations,
Interest Only, due 4/15/20-9/20/68,
value $924,019,329 and $662,110,235
Agency Debentures, Interest Only, due
2/1/35-12/1/40, value $19,815,079),
U. S. Overnight Bank Funding Rate +
.04%
Mizuho Securities USA LLC	2.20	250,000,000		250,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $250,015,278 (fully
collateralized $260,053,100 U.S.
Treasuries (including strips), 0%-
3.13%, due 7/18/19-11/15/41, value
$255,000,032)
MUFG Securities (Canada)	2.19	1,500,000,000		1,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $1,500,091,250 (fully
collateralized $1,560,550,700 U.S.
Treasuries, 0.13%-4.50%, due
11/15/19-2/15/46, value
$1,530,000,054)
MUFG Securities (Canada)	2.21	1,150,000,000		1,150,000,000

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $1,150,070,597 (fully
collateralized $7,353,904,185 Agency
Mortgage-Backed Securities, Interest
Only, due 8/1/24-10/20/48, value
$1,173,000,842)
Natixis (New York) Evergreen Repo	2.30	100,000,000	[a]	100,000,000
Tri-Party Agreement thru BNY Mellon,
dated 5/10/18, due 11/9/18 in the
amount of $100,005,329 (fully
collateralized $562,970,387 Agency
Collateralized Mortgage Obligations,
Interest Only, due 11/25/27-8/16/60,
value $78,001,688, $232,052,457
Agency Debentures, Interest Only, due
12/15/40-9/15/65, value $23,381,862,
$10,315,617 Agency Mortgage-Backed
Securities, Interest Only, due 7/1/32-
6/1/48, value $4,946,250 and $3,500
U. S. Treasuries (including strips), 0%-
4.38%, due 11/23/18-2/15/46, value
$3,628), 1 Month LIBOR FLAT
Natixis New York	2.19	3,000,000,000		3,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/7/18 in the
amount of $3,001,277,500 (fully
collateralized $3,092,477,460 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/30/18-2/15/48, value
$3,060,000,001)
Natixis New York	2.19	800,000,000		800,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $800,048,667 (fully
collateralized $838,175,350 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/23/18-8/15/45, value
$816,000,043)
Nomura Securities International Inc.	2.17	350,000,000		350,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/30/18, due 11/6/18 in the
amount of $350,147,681 (fully
collateralized $350,917,432 U.S.
Treasuries (including strips), 0%-
6.13%, due 2/15/19-2/15/45, value
$357,000,060)
Nomura Securities International Inc.	2.18	750,000,000		750,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Tri-Party Agreement thru BNY Mellon,
dated 10/30/18, due 11/6/18 in the
amount of $750,317,917 (fully
collateralized $81,416,000 Agency
Debentures, 1%, due 10/24/19, value
$80,082,949, $711,592,341 Agency
Mortgage-Backed Securities, Interest
Only, due 12/1/19-1/1/58, value
$578,711,458 and $117,132,188 U.S.
Treasuries (including strips), 0%-
4.25%, due 8/15/26-3/31/22, value
$106,205,705)
Nomura Securities International Inc.	2.21	2,500,000,000	2,500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $2,500,153,472 (fully
collateralized $29 Agency
Collateralized Mortgage Obligation,
Interest Only, due 2/15/24, value $0,
$1,000, Agency Debentures and Agency
Strips, 0%, due 6/24/19, value $984,
$3,953,033,042 Agency Mortgage-
Backed Securities, Interest Only, due
11/15/18-7/20/68, value
$2,467,866,381 and $80,537,000 U.S.
Treasuries (including strips), 0%-
4.25%, due 11/8/18-11/15/40, value
$82,132,687)
Prudential Insurance Company Of
America	2.22	500,826,250	500,826,250
dated 10/31/18, due 11/1/18 in the
amount of $500,857,134 (fully
collateralized $883,000,000 U.S.
Treasuries (including strips), 0%-
0.88%, due 8/15/29-11/15/45, value
$510,842,775)
Prudential Legacy Insurance Co Of NJ	2.22	155,268,750	155,268,750
dated 10/31/18, due 11/1/18 in the
amount of $155,278,325 (fully
collateralized $285,000,000 U.S.
Treasuries (including strips), 0%, due
2/15/29-2/15/45, value
$158,374,125)
RBC Dominion Securities	2.19	200,000,000	200,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $200,012,167 (fully
collateralized $211,196,000 U.S.
Treasuries (including strips), 0%-3%,
due 4/25/19-11/15/44, value
$204,000,057)
RBC Dominion Securities	2.21	1,900,000,000	1,900,000,000

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)	Value($)
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $1,900,116,639 (fully
collateralized $203,170,212 Agency
Collateralized Mortgage Obligation,
Interest Only, due 5/15/33-4/15/54,
value $6,5293,638, $2,034,259,461
Agency Mortgage-Backed Securities,
Interest Only, due 7/15/39-8/15/48,
value $1,428,952,921 and
$684,941,800 U.S. Treasuries
(including strips), 0%-3.63%, due
4/25/19-11/15/46, value
$447,380,875)
Royal Bank of Canada	2.18	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $500,030,278 (fully
collateralized $463,792,000 U.S.
Treasuries, 0.13%-7.63%, due
4/15/19-5/15/44, value
$510,000,063)
Royal Bank of Canada	2.20	3,000,000,000	3,000,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $3,000,183,333 (fully
collateralized $9,604,401,065 Agency
Collateralized Mortgage Obligation,
Interest Only, due 5/15/27-10/25/58,
value $679,258,605 and
$2,505,883,200 U.S. Treasuries, 2%-
2.75%, due 12/31/21-5/15/27, value
$2,418,477,984)
UBS Securities LLC	2.19	500,000,000	500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $500,030,417 (fully
collateralized $491,183,200 U.S.
Treasuries (including strips), 0%-
8.75%, due 11/8/18-8/15/48, value
$492,805,410)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 52.5%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Wells Fargo Securities LLC	2.18	500,000,000		500,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/10/18, due 11/9/18 in the
amount of $500,908,333 (fully
collateralized $179,162,617 Agency
Collateralized Mortgage Obligation,
Interest Only, due 3/25/28-6/15/47,
value $12,038,158, $8,000 Agency
Debentures and Agency Strips, 0%-
3.32%, due 4/20/20-9/15/29, value
$7,601 and $544,586,945 Agency
Mortgage-Backed Securities, Interest
Only, due 9/1/21-10/1/48, value
$498,623,028)
Wells Fargo Securities LLC	2.21	2,300,000,000		2,300,000,000
Tri-Party Agreement thru BNY Mellon,
dated 10/31/18, due 11/1/18 in the
amount of $2,300,141,194 (fully
collateralized $1,977,437,118 Agency
Collateralized Mortgage Obligation,
Interest Only, due 3/15/29-6/16/54,
value $67,253,824, $32,461,300 Agency
Debentures, due 10/15/37-4/1/42,
value $4,898,354 and $2,403,172,112
Agency Mortgage-Backed Securities,
Interest Only, due 1/1/21-10/1/48,
value $2,277,584,147)
Total Repurchase Agreements
( cost $30,918,095,000)				30,918,095,000
U.S. Treasury Floating Rate Notes -
1.6%
11/1/18, 3 Month U.S. T-BILL FLAT	2.31	553,000,000	[b]	552,749,550
11/1/18, 3 Month U.S. T-BILL + .04%	2.36	390,000,000	[b]	389,966,558
Total U.S. Treasury Floating Rate Notes
(cost $942,716,108)				942,716,108
U. S. Government Agencies - 36.8%
Federal Home Loan Bank:
11/2/18	2.18	169,943,000		169,932,690
11/9/18	2.18	87,000,000		86,960,637
11/21/18, 1 Month LIBOR - . 12%	2.17	200,000,000	[b]	200,002,636
11/9/18, 1 Month LIBOR - . 11%	2.17	895,000,000	[b]	894,986,119
12/20/18	2.18	500,000,000		498,543,611
12/24/18	2.18	200,000,000		199,358,111
1/7/19, 3 Month LIBOR - .33%	2.08	740,000,000	[b]	740,000,000
11/9/18, 1 Month LIBOR + .03%	2.31	100,000,000	[b]	100,000,000
1/10/19, 3 Month LIBOR - . 33%	2.08	650,000,000	[b]	650,000,000
11/18/18, 1 Month LIBOR - . 03%	2.26	200,000,000	[b]	200,000,000
11/22/18, 1 Month LIBOR - . 13%	2.15	500,000,000	[b]	500,000,000
1/30/19	2.25	105,000,000		104,409,375

	Annualized Yield
U. S. Government Agencies - 36.8%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Federal Home Loan Bank: (continued)
2/1/19, 3 Month LIBOR - .28%	2.06	1,000,000,000	[b]	1,000,000,000
12/1/18, 1 Month LIBOR - . 05%	2.21	200,000,000	[b]	199,997,876
11/7/18, 1 Month LIBOR - . 05%	2.24	110,000,000	[b]	109,998,765
11/8/18, 3 Month LIBOR - . 36%	1.98	570,000,000	[b]	570,000,000
11/8/18, 1 Month LIBOR - . 13%	2.15	250,000,000	[b]	250,000,000
11/13/18, 3 Month LIBOR - . 23%	2.11	190,750,000	[b]	190,751,941
1/9/19, 3 Month LIBOR - .34%	2.07	500,000,000	[b]	500,000,000
11/9/18, 3 Month LIBOR - . 32%	2.02	500,000,000	[b]	500,000,000
11/10/18, 3 Month LIBOR - . 19%	2.16	250,000,000	[b]	250,000,000
11/17/18, 1 Month LIBOR - . 09%	2.20	500,000,000	[b]	500,000,000
11/3/18, 1 Month LIBOR - . 09%	2.18	175,000,000	[b]	175,000,000
11/12/18, 1 Month LIBOR - . 07%	2.21	344,750,000	[b]	344,750,000
1/19/19, 3 Month LIBOR - . 32%	2.14	500,000,000	[b]	500,000,000
1/19/19, 3 Month LIBOR - . 32%	2.14	500,000,000	[b]	500,000,000
11/19/18, 1 Month LIBOR - . 07%	2.21	200,000,000	[b]	200,000,000
11/9/18, 1 Month LIBOR - . 06%	2.22	500,000,000	[b]	500,000,000
11/28/18, 1 Month LIBOR - . 07%	2.23	200,000,000	[b]	200,000,000
11/4/18, 1 Month LIBOR - . 10%	2.17	250,000,000	[b]	250,000,000
11/4/18, 1 Month LIBOR - . 10%	2.17	250,000,000	[b]	250,000,000
11/18/18, 1 Month LIBOR - . 06%	2.23	25,000,000	[b]	25,000,000
11/4/18, 1 Month LIBOR - . 07%	2.20	225,000,000	[b]	225,000,000
11/13/18, 1 Month LIBOR - . 08%	2.20	200,000,000	[b]	200,000,000
11/5/18, 1 Month LIBOR - . 05%	2.23	225,000,000	[b]	225,000,000
11/8/18, 1 Month LIBOR - . 07%	2.22	250,000,000	[b]	250,000,000
11/8/18, 1 Month LIBOR - . 07%	2.22	750,000,000	[b]	750,000,000
11/8/18, 1 Month LIBOR - . 07%	2.22	250,000,000	[b]	250,000,000
12/22/18, 3 Month LIBOR - . 21%	2.16	1,000,000,000	[b]	1,000,000,000
1/13/19, 3 Month LIBOR - . 21%	2.23	500,000,000	[b]	500,000,000
1/25/19, 3 Month LIBOR - . 21%	2.29	300,000,000	[b]	300,000,000
1/27/19, 3 Month LIBOR - . 21%	2.30	200,000,000	[b]	200,000,000
Government Agencies:
11/7/18, 3 Month U.S. T-BILL FLAT	2.30	50,000,000	[b]	50,000,000
11/7/18, 3 Month U.S. T-BILL FLAT	2.30	8,000,000	[b]	8,000,000
11/7/18, 3 Month U.S. T-BILL FLAT	2.30	52,962,267	[b]	52,962,267
11/7/18, 3 Month U.S. T-BILL FLAT	2.30	9,881,020	[b]	9,881,020
11/7/18, 3 Month U.S. T-BILL FLAT	2.30	25,000,000	[b]	25,000,000
11/7/18, 3 Month U.S. T-BILL FLAT	2.29	15,000,000	[b]	15,000,000
Federal Farm Credit Bank:
11/1/18, 1 Month LIBOR + .05%	2.30	200,000,000	[b]	200,000,000
11/8/18, 1 Month LIBOR + .04%	2.32	275,000,000	[b]	274,999,734
11/1/18, FCPR - 2.83%	2.42	100,000,000	[b]	100,000,000
11/19/18, 1 Month LIBOR + .07%	2.35	200,000,000	[b]	200,000,000
11/3/18, 1 Month LIBOR + .05%	2.32	244,450,000	[b]	244,450,000
11/10/18, 1 Month LIBOR + .04%	2.32	160,000,000	[b]	160,014,503

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
U. S. Government Agencies - 36.8%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
Federal Farm Credit Bank: (continued)
11/14/18, 1 Month LIBOR - . 02%	2.26	300,000,000	[b]	300,000,000
11/25/18, 1 Month LIBOR - . 04%	2.25	400,000,000	[b]	400,000,000
11/6/18, 1 Month LIBOR - . 04%	2.25	100,000,000	[b]	100,000,000
11/1/18, FCPR - 3.08%	2.17	100,000,000	[b]	100,000,000
11/15/18, 1 Month LIBOR + .15%	2.43	80,200,000	[b]	80,255,063
11/1/18, FCPR - 3.04%	2.21	100,000,000	[b]	99,997,774
11/24/18, 1 Month LIBOR - . 04%	2.25	100,000,000	[b]	99,998,779
11/1/18, FCPR - 3.03%	2.22	100,000,000	[b]	99,998,714
11/15/18, 1 Month LIBOR - . 09%	2.19	150,000,000	[b]	150,000,000
11/1/18, FCPR - 3.05%	2.20	100,000,000	[b]	99,995,856
11/24/18, 1 Month LIBOR - . 09%	2.20	89,865,000	[b]	89,865,000
11/1/18, FCPR - 3.06%	2.19	135,000,000	[b]	135,008,006
11/24/18, 1 Month LIBOR - . 03%	2.26	350,000,000	[b]	349,990,969
11/1/18, EFFR + .01%	2.21	200,000,000	[b]	200,000,000
11/3/18, 1 Month LIBOR - . 09%	2.18	150,000,000	[b]	149,994,927
11/1/18, EFFR + .05%	2.21	150,000,000	[b]	150,000,000
11/1/18, FCPR - 3.08%	2.17	75,000,000	[b]	74,994,688
11/1/18, FCPR - 3.08%	2.18	60,000,000	[b]	59,997,467
11/1/18, FCPR - 3.08%	2.17	200,000,000	[b]	199,991,336
11/1/18, FCPR - 3.08%	2.18	97,000,000	[b]	96,995,639
11/2/18, 1 Month LIBOR - . 07%	0.27	395,000,000	[b]	394,987,855
11/1/18, FCPR - 3.08%	2.17	265,000,000	[b]	264,987,364
11/1/18, EFFR - .01%	2.19	350,000,000	[b]	350,000,000
11/4/18, 1 Month LIBOR - . 06%	2.21	105,000,000	[b]	104,997,024
11/12/18, 1 Month LIBOR - . 05%	2.24	92,000,000	[b]	91,984,845
12/16/18, 3 Month LIBOR - . 17%	2.17	40,000,000	[b]	39,996,988
11/23/18, 1 Month LIBOR - . 05%	2.24	200,000,000	[b]	199,985,682
11/1/18, FCPR - 2.90%	2.35	155,000,000	[b]	155,000,000
11/1/18, FCPR - 2.92%	2.33	146,000,000	[b]	145,973,098
11/1/18, EFFR + .13%	2.33	250,000,000	[b]	250,000,000
Total U. S. Government Agencies
(cost $21,634,996,359)				21,634,996,359
U.S. Treasury Bills - 6.9%
11/23/18	0.23	1,250,000,000		1,248,411,111
1/10/19	2.20	1,085,000,000		1,080,575,416
1/17/19	1.39	500,000,000		497,707,646
4/11/19	2.38	1,275,000,000		1,261,513,455
Total U.S. Treasury Bills
(cost $4,088,207,628)				4,088,207,628

Total Investments (cost $57,584,015,095)	97.8%	57,584,015,095
Cash and Receivables (Net)	2.2%	1,294,121,291
Net Assets	100.0%	58,878,136,386

EFFR - Effective Federal Funds Rate

FCPR - Farm Credit Prime Rate

LIBOR - London Interbank Offered Rate

[a]

Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2018 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At October 31, 2018, these securities amounted to $975,000,000 or 1.66% of net assets.

[b]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	57,584,015,095
Level 3 - Significant Unobservable Inputs	-
Total	57,584,015,095

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2018 (Unaudited)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 75.8%
Federal Farm Credit Bank:
11/1/18, 1 Month LIBOR + .16%	2.12	35,000,000	[a]	35,017,571
11/1/18, FCPR - 3.08%	2.17	25,000,000	[a]	24,998,808
11/1/18, 1 Month LIBOR - . 07%	2.19	5,000,000	[a]	4,999,846
11/1/18, FCPR - 3.05%	2.20	45,000,000	[a]	45,000,000
11/1/18, FCPR - 2.89%	2.33	100,000,000	[a]	100,040,362
11/1/18, FCPR - 2.92%	2.34	25,750,000	[a]	25,745,255
11/3/18, 1 Month LIBOR - . 09%	2.18	50,000,000	[a]	49,998,309
11/3/18, 1 Month LIBOR - . 06%	2.21	20,000,000	[a]	19,999,581
11/3/18, 1 Month LIBOR + .05%	2.32	30,000,000	[a]	30,000,000
11/15/18, 1 Month LIBOR + .15%	2.23	10,000,000	[a]	10,007,046
11/24/18, 1 Month LIBOR - . 04%	2.25	50,000,000	[a]	49,999,389
11/29/18, 1 Month LIBOR + .07%	2.37	50,000,000	[a]	49,999,807
12/16/18, 3 Month LIBOR - . 17%	2.17	20,000,000	[a]	19,998,492
Federal Home Loan Bank:
11/1/18	2.05	16,000,000	[b]	16,000,000
11/1/18	2.18	231,555,000	[b]	231,540,986
11/7/18	2.17	50,000,000	[b]	49,981,917
11/9/18, 1 Month LIBOR - . 08%	2.20	100,000,000	[a]	100,000,000
11/10/18, 1 Month LIBOR - . 07%	2.21	50,000,000	[a]	50,000,000
11/14/18	2.18	243,278,000	[b]	243,086,527
11/19/18, 1 Month LIBOR - . 07%	2.21	25,000,000	[a]	25,000,000
11/20/18, 1 Month LIBOR - . 14%	2.20	50,000,000	[a]	49,998,402
11/20/18, 1 Month LIBOR - . 13%	2.20	50,000,000	[a]	49,998,804
11/21/18	2.19	50,000,000	[b]	49,939,167
11/23/18	2.20	194,393,000	[b]	194,132,587
11/23/18, 1 Month LIBOR - . 04%	2.24	25,000,000	[a]	25,000,320
11/28/18, 1 Month LIBOR - . 10%	2.20	150,000,000	[a]	149,999,394
11/28/18, 1 Month LIBOR - . 06%	2.23	5,000,000	[a]	5,000,212
12/3/18	2.17	250,000,000	[b]	249,520,000
12/10/18	2.18	400,000,000	[b]	399,059,667
12/12/18	2.20	125,000,000	[b]	124,687,517
12/14/18	2.08	102,300,000	[b]	102,048,214
1/3/19	2.23	100,000,000	[b]	99,611,500
1/9/19, 3 Month LIBOR - .34%	2.07	75,000,000	[a]	75,000,000
1/30/19, 3 Month LIBOR - . 28%	2.24	100,000,000	[a]	100,000,000
Tennessee Valley Authority:
11/13/18	2.18	268,000,000	[b]	267,805,145

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
	on Date of	Principal
Description	Purchase (%)	Amount($)		Value($)
U. S. Government Agencies - 75.8% (continued)
Tennessee Valley Authority: (continued)
11/20/18	2.19	229,000,000	[b]	228,735,314
Total U. S. Government Agencies
(cost $3,351,950,139)				3,351,950,139

U.S. Treasury Bills - 11.3%
11/23/18	2.10	100,000,000	[b]	99,872,889
12/17/18	2.10	100,000,000	[b]	99,676,445
1/10/19	2.11	150,000,000	[b]	149,391,875
1/17/19	2.17	150,000,000	[b]	149,311,812
Total U.S. Treasury Bills
(cost $498,253,021)				498,253,021

U.S. Treasury Floating Rate Notes - 4.0%
11/1/18, 3 Month U.S. T-BILL FLAT	2.32	25,000,000	[a]	24,995,579
11/1/18, 3 Month U.S. T-BILL + .05%	2.35	25,000,000	[a]	25,001,974
11/1/18, 3 Month U.S. T-BILL + .04%	2.35	50,000,000	[a]	49,997,975
11/1/18, 3 Month U.S. T-BILL + .05%	2.36	50,000,000	[a]	50,001,497
11/1/18, 3 Month U.S. T-BILL + .06%	2.36	25,000,000	[a]	25,000,915
Total U.S. Treasury Floating Rate Notes
(cost $174,997,940)				174,997,940

U. S. Treasury Notes - 9.0%
12/31/18	2.19	200,000,000		199,678,969
2/28/19	2.29	200,000,000		199,456,677
Total U.S. Treasury Notes
(cost $399,135,646)				399,135,646
Total Investments (cost $4,424,336,746)		100.1%		4,424,336,746
Liabilities, Less Cash and Receivables		(.1%)		(3,554,024)
Net Assets		100.0%		4,420,782,722

FCPR—Farm Credit Prime Rate
LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Government Securities Cash Management
October 31, 2018 (Unaudited)

The following is a summary of the inputs used as of October 31, 2018 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,424,336,7465
Level 3 - Significant Unobservable Inputs	-
Total	4,424,336,746

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)